Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of fair value method to account for stock-based compensation
	2017	2016

Expected dividend yield	0%	0%
Risk free interest rate	1.47% - 1.81%	0.86%-1.15%
Expected option term	3.5 – 5 years	4.5 years
Turnover/forfeiture rate	0%	0%
Expected volatility	65%-78%	91% - 99%

Summary of options and warrants outstanding
	2017	2016

Options	1,368,750	1,040,000
Warrants	348,194	681,528
Weighted average exercise price	$3.18	$4.02